SCHEDULE OF AVERAGE HYDROCARBON PRICES (Details) - $ / shares		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Oil [Member]
Reserve Quantities [Line Items]
Average Price	[1]	$ 55.98	$ 40.30	$ 53.60
Natural Gas [Member]
Reserve Quantities [Line Items]
Average Price	[1]	$ 2.95	$ 1.77	$ 2.51

[1]	Average prices were based on 12-month unweighted arithmetic average of the first-day-of-the-month prices for the period from October through September during each respective fiscal year.